Digital Assets - Schedule of Digital Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Digital Assets [Line Items]
Total digital assets	$ 1,147	$ 985	[1]
BTC [member]
Schedule of Digital Assets [Line Items]
Total digital assets	404	356
USDC [Member]
Schedule of Digital Assets [Line Items]
Total digital assets	382	251
ETH [Member]
Schedule of Digital Assets [Line Items]
Total digital assets	168	146
AVAXC [Member]
Schedule of Digital Assets [Line Items]
Total digital assets	27	73
USDT [member]
Schedule of Digital Assets [Line Items]
Total digital assets	36	26
LTC [Member]
Schedule of Digital Assets [Line Items]
Total digital assets	17	16
ZEC [Member]
Schedule of Digital Assets [Line Items]
Total digital assets	3	3
ZUSD [Member]
Schedule of Digital Assets [Line Items]
Total digital assets	5
Other [Member]
Schedule of Digital Assets [Line Items]
Total digital assets	$ 105	$ 114

[1]	After retrospective application of SAB 122 – see Note 3a